Taxes Recoverable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Taxes Recoverable [Abstract]
Social Integration Program (" PIS ") and Contribution to Social Security Financing (" COFINS ")	R$ 61,049	R$ 123,005
Withholding income tax	19,768	3,470
Income taxes	15,488	4,443
Tax on the Circulation of Goods and Services (" ICMS ")	9,500	1,765
Other taxes	3,894	1,023
Taxes recoverable	R$ 109,699	R$ 133,706